Equity - Share Capital and Share Premium (Details) - EUR (€)		12 Months Ended
	Jun. 12, 2015	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Increase In share capital maximum duration	5 years
Proportion of share capital excluded from pre-emptive subscription rights (as a percent)	20.00%
Aggregate amount of approved securities issuance		€ 25,000,000,000
Proportion of shares acquired to treasury shares held requirement (as a percent)		10.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount		€ 5,192,131,686
Number of shares		5,192,131,686
Par value per share (EUR per share)		€ 1
Maximum authorized share capital	€ 2,469,208,757